Accrued Officers Salary	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Officers Salary

13. ACCRUED OFFICERS SALARY

Accrued Officers Salary at December 31, 2017 and 2016 consist of unpaid salaries of $607,333 and $200,028, respectively to the Company’s Chief Executive Officer (CEO), who is also the owner of approximately 32% of the Company’s outstanding common shares, and the Company’s Chief Financial Officer.